Summary of Significant Accounting Policies - Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 1,870,885	$ 9,874,458	$ 0
Impairment of finite lived intangible assets	$ 0	$ 1,904,982	$ 0